Taxation (Details) $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023
Taxation [Line Items]
Profit tax (in Dollars)	$ 2
Statutory income tax rate		25.00%	25.00%	25.00%
Percentage of accounting standards		(0.11%)	(0.49%)	0.46%
Net operating loss carryforwards (in Dollars)		$ 19,725,595	$ 21,846,331
High-Tech Enterprises [Member]
Taxation [Line Items]
High-tech enterprises tax		15.00%
PRC [Member]
Taxation [Line Items]
Statutory income tax rate		25.00%	25.00%	25.00%
Percentage of accounting standards		25.00%
Hong Kong [Member]
Taxation [Line Items]
Statutory income tax rate	8.25%